Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.07%
Copper–2.40%
Southern Copper Corp. (Mexico)(b)	200,778	$15,100,513
Diversified Metals & Mining–3.01%
Glencore PLC (Australia)	2,827,297	18,982,611
Fertilizers & Agricultural Chemicals–2.73%
CF Industries Holdings, Inc.	203,233	17,213,835
Heavy Electrical Equipment–2.32%
Vestas Wind Systems A/S (Denmark)	501,720	14,657,662
Integrated Oil & Gas–45.05%
Chevron Corp.	439,450	76,473,089
Equinor ASA (Norway)	167,632	5,092,499
Exxon Mobil Corp.	1,053,276	122,190,549
Shell PLC, ADR (Netherlands)	430,532	25,319,587
Suncor Energy, Inc. (Canada)	850,414	29,515,703
TotalEnergies SE (France)	409,405	25,435,238
		284,026,665
Multi-Utilities–3.19%
Dominion Energy, Inc.	315,742	20,093,821
Oil & Gas Equipment & Services–6.34%
Baker Hughes Co., Class A	467,514	14,838,894
Halliburton Co.	311,474	12,838,958
Tenaris S.A., ADR	346,270	12,275,272
		39,953,124
Oil & Gas Exploration & Production–20.87%
APA Corp.	250,138	11,088,618
Canadian Natural Resources Ltd. (Canada)	179,437	11,013,956
ConocoPhillips	354,904	43,252,151
Coterra Energy, Inc.	238,034	5,957,991
Devon Energy Corp.	94,398	5,969,730
Diamondback Energy, Inc.(b)	44,414	6,489,774
EOG Resources, Inc.	130,797	17,297,903
Hess Corp.	39,914	5,993,486
Marathon Oil Corp.	420,420	11,548,937
Pioneer Natural Resources Co.(b)	56,284	12,965,019
		131,577,565
Shares		Value
Oil & Gas Refining & Marketing–9.16%
Marathon Petroleum Corp.	144,672	$18,593,245
Phillips 66	178,763	17,924,566
Valero Energy Corp.	151,389	21,199,002
		57,716,813
Oil & Gas Storage & Transportation–4.00%
Cheniere Energy, Inc.	110,408	16,869,238
Plains All American Pipeline L.P.	670,349	8,352,549
		25,221,787
Total Common Stocks & Other Equity Interests (Cost $506,654,546)		624,544,396
Money Market Funds–0.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	2,135,561	2,135,561
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	1,522,282	1,522,739
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	2,440,642	2,440,642
Total Money Market Funds (Cost $6,098,942)		6,098,942
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $512,753,488)		630,643,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.86%
Invesco Private Government Fund, 4.36%(c)(d)(e)	3,292,106	3,292,107
Invesco Private Prime Fund, 4.59%(c)(d)(e)	8,465,699	8,468,238
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,760,346)		11,760,345
TOTAL INVESTMENTS IN SECURITIES–101.90% (Cost $524,513,834)		642,403,683
OTHER ASSETS LESS LIABILITIES—(1.90)%		(11,988,749)
NET ASSETS–100.00%		$630,414,934

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,661,588	$50,163,409	$(51,689,436)	$-	$-	$2,135,561	$87,135
Invesco Liquid Assets Portfolio, Institutional Class	2,457,469	35,831,007	(36,766,752)	382	633	1,522,739	67,753
Invesco Treasury Portfolio, Institutional Class	4,184,672	57,329,611	(59,073,641)	-	-	2,440,642	104,330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,255,983	177,180,396	(187,144,272)	-	-	3,292,107	225,834*
Invesco Private Prime Fund	30,930,628	380,336,985	(402,805,622)	(465)	6,712	8,468,238	624,577*
Total	$54,490,340	$700,841,408	$(737,479,723)	$(83)	$7,345	$17,859,287	$1,109,629

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$560,376,386	$64,168,010	$—	$624,544,396
Money Market Funds	6,098,942	11,760,345	—	17,859,287
Total Investments	$566,475,328	$75,928,355	$—	$642,403,683
Invesco Energy Fund